RESEARCH AND DEVELOPMENT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
RESEARCH AND DEVELOPMENT EXPENSES
Summary of Research and development expenses
In Thousands of US Dollars
	For the Year Ended December 31,
Research and Development Program	2024	2023	2022
Research and Development Program	$-	$-	$-
Alzheimer’s Disease: Therapeutics	-	-	-
Anti-Infectives	-	-	-
BPH (Enlarged Prostate) and Prostate Cancer Therapeutics	2,910	2,763	3,370
Tobacco Exposure Tests: NicAlert™ and TobacAlert™	-	-	-
Total	$2,910	$2,763	$3,370